BUSINESS ACQUISITIONS (Schedule of Acquisition of Assets Acquired and Liabilities Assumed) (Details) (USD $)	12 Months Ended
Dec. 31, 2010
Business Acquisition [Line Items]
Current Assets	214,555,689
Liabilities assumed	(204,093,228)
Property, plant and equipment	10,255,200
Land use right	4,784,260
Order backlog	44,852
Customer relationship	8,073,439
Goodwill	14,806,586
Deferred tax liability	(2,378,298)
Total consideration	46,048,500
Land Use Rights [Member]
Business Acquisition [Line Items]
Amortization period	47 years 8 months 12 days
Order backlog [Member]
Business Acquisition [Line Items]
Amortization period	2 months 1 day
Customer relationship [Member]
Business Acquisition [Line Items]
Amortization period	3 years
Minimum [Member] | Property, plant and equipment [Member]
Business Acquisition [Line Items]
Amortization period	5 years
Maximum [Member] | Property, plant and equipment [Member]
Business Acquisition [Line Items]
Amortization period	10 years